Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 109,272,000		$ 4,974,485			$ 10,634,160
Contract receivables	642,000		276,516			28,491
Prepaid expenses and other current assets	1,103,000		226,720			250,050
Total current assets	111,017,000		5,477,721			11,156,377
Property and Equipment - Net	13,405,000		8,480,657			9,462,069
Intangible Assets - Net	430,000		248,172			216,582
Total assets	124,852,000		14,206,550			20,835,028
Current Liabilities
Accounts payable	1,293,000		201,763			256,653
Current portion of long-term debt	1,231,000		1,235,338			676,196
Deferred revenue	58,000		38,414			459,389
Accrued and other current liabilities:
Accrued compensation	1,340,000		294,939			242,150
Accrued interest	8,000		12,681
Other accrued liabilities	551,000		61,218			49,819
Total current liabilities	4,481,000		1,844,353			1,684,207
Long-term Debt - Net of current portion	569,000		1,489,056			2,724,306
Convertible Notes Payable			3,612,035			3,010,274
Embedded Derivative Liability (see Note 7 and Note 8)			2,817,000
Other Long-term Liabilities	265,000		321,000			381,243
Deferred Taxes	164,000		252,153			134,637
Contingent Liabilities (see Note 17)
Mezzanine Equity (see Note 9)
Preferred stock			109,182,457			29,096,116
Stockholders' Equity
Common stock, $0.0001 par value; 45,000,000 and 38,500,000 shares authorized; 9,361,526 and 7,558,601 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	1,000		756			721
Accumulated deficit	(390,981,000)		(105,312,000)			(16,196,476)
Total stockholders' equity	(390,980,000)	$ (336,330,000)	(105,310,611)	$ (22,373,000)	$ (19,437,000)	(16,195,000)	$ (4,042,369)
Total liabilities, mezzanine equity and stockholders' equity	124,852,000		14,206,550			$ 20,835,028
Series A-1 Preferred Stock
Mezzanine Equity (see Note 9)
Preferred stock	286,167,000		$ 109,183,000
Series B Preferred Stock
Mezzanine Equity (see Note 9)
Preferred stock	$ 224,186,000